Cover	Dec. 17, 2025
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Spectre Acquisition Corp
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	6770
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002099188
Amendment Flag	false